ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 73.9	$ 84.4
Marketing expenses payable	4.7	8.7
Income tax payable	40.7	34.3
Legal accrual	27.8	32.0
Other accrued expenses	65.1	63.1
Accrued expenses and other liabilities total	$ 212.2	$ 222.5